Randy Legg
Vice President &
Associate Counsel

March 10, 2009

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:          Oppenheimer Quest for Value Funds

                (Reg. No. 811-5225; File No. 333-15489)

     -Oppenheimer Quest Balanced Fund
     -Oppenheimer Quest Opportunity Value Fund

     -Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.

(Reg. No. 811-06105; File No. 33-34720)

                Oppenheimer Rising Dividends Fund, Inc.

                (Reg. No. 811-2944; File No. 2-65223)

                Rochester Fund Municipals

                (Reg. No. 811-3614; File No. 33-3692)

                Rochester Portfolio Series

                (Reg. No. 811-6332; File No. 33-41511)

                      -Limited Term New York Municipal Fund

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing with the Commission is hereby made pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended. This filing contains definitive proxy materials to be furnished to shareholders of each of the above mentioned funds in the Oppenheimer family of mutual funds (the "Funds") in connection with a joint meeting of the Funds’ shareholders to be held May 21, 2009. Those materials include the proxy statement, ballot, and notice of meeting.

The following four proposals are to be submitted to shareholders at that meeting:

     (1) To elect eleven Trustees for the Funds (All Funds).

     (2) For Oppenheimer Quest International Value Fund, Inc. and Oppenheimer Rising Dividends Fund, Inc., to approve an agreement and plan of reorganization (i.e., a “shell” reorganization”) which will change each Fund’s domicile and form of organization from a Maryland corporation to a Massachusetts business trust.

     (3)(a) For Limited Term New York Municipal Fund, Oppenheimer Quest Balanced Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Small- & Mid- Cap Value Fund, and Rochester Fund Municipals, generally to approve a common Amended and Restated Agreement and Declaration of Trust.

     (3)(b) (Only if Proposal 3(a) is not approved): For Oppenheimer Quest Balanced Fund, Oppenheimer Quest Opportunity Value Fund and Oppenheimer Small- & Mid- Cap Value Fund, to approve an amendment to the Funds’combined Agreement and Declaration of Trust to permit the Trustees to establish the number of Trustees serving on the Board of Trustees.
     The Funds anticipate mailing the definitive proxy statement, proxy, and related materials beginning on or about March 16, 2009.

      If there are any questions concerning this filing, please contact the undersigned.

Very truly yours,

/s/ Randy Legg

Randy Legg
Vice President &
Associate Counsel
(303) 768-1026

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